Related party disclosure (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income
Income from office lease	S/ 707	S/ 682	S/ 700
Fees for management and administrative services	1,765	1,560	1,103
Inversiones ASPI S.A. (ASPI) [Member]
Income
Income from office lease	12	12	13
Fees for management and administrative services	548	595	1,095
Servicios Corporativos Pacasmayo S.A.C. (Sercopa) [Member]
Income
Income from office lease		3	13
Fees for management and administrative services		2	8
Compania Minera Ares S.A.C. (Ares) [Member]
Income
Income from land lease	339	336	326
Income from office lease	318	315	348
Expense
Security services provided by Compania Minera Ares	2,059	1,195	1,301
Fossal S.A.A. (Fossal) [Member]
Income
Income from office lease	12	16
Fees for management and administrative services	42	46
Other
Investments shares		21,206
Fosfatos Del Pacifico S.A. (Fospac) [Member]
Income
Income from office lease	26	40
Fees for management and administrative services	S/ 1,175	S/ 917